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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-03826
AIM Sector Funds (Invesco Sector Funds)*

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices)          (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 6/30
Date of reporting period: 12/31/10

*	Funds included are: Invesco Van Kampen American Value Fund and Invesco Van Kampen Capital Growth Fund.

Item 1. Reports to Stockholders.

Invesco Van Kampen American Value Fund
Semiannual Report to Shareholders ▪ December 31, 2010

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 6/30/10 to 12/31/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	22.45%

Class B Shares	22.26

Class C Shares	21.99

Class R Shares	22.23

Class Y Shares	22.61

Institutional Class Shares	22.62

S&P 500 Index▼ (Broad Market Index)	23.27

Russell Midcap Value Index▼ (Style-Specific Index)	25.86

Lipper Mid-Cap Value Funds Index▼ (Peer Group Index)	25.66

▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell Midcap® Value Index is an unmanaged index considered representative of mid-cap value stocks. The Russell Midcap Value Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Mid-Cap Value Funds Index is an unmanaged index considered representative of the mid-cap value funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Van Kampen American Value Fund

Average Annual Total Returns
As of 12/31/10, including maximum applicable sales charges

Class A Shares

Inception (10/18/93)		8.85%

10	Years	5.57

5	Years	4.10

1	Year	15.17

Class B Shares

Inception (8/1/95)		8.74%

10	Years	5.71

5	Years	4.73

1	Year	16.55

Class C Shares

Inception (10/18/93)		8.43%

10	Years	5.44

5	Years	4.51

1	Year	19.97

Class R Shares

Inception (3/20/07)		1.18%

1	Year	21.52

Class Y Shares

Inception (2/7/06)		5.14%

1	Year	22.18

Institutional Class Shares

10	Years	6.19%

5	Years	5.34

1	Year	22.13
Effective June 1, 2010, Class A, Class B, Class C, Class I and Class R shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C, Class Y and Class R shares, respectively, of Invesco Van Kampen American Value Fund. Returns shown above for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen American Value Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Institutional Class shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.32%, 1.56%, 2.07%, 1.57%, 1.07% and 0.88%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3	Invesco Van Kampen American Value Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds. As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisers with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     Let me close by wishing you a happy and prosperous new year. As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing you and serving you in the new year.
Sincerely,

Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor, Senior Managing Director, Invesco Ltd.

4	Invesco Van Kampen American Value Fund

Schedule of Investments(a)

December 31, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–94.65%
Aerospace & Defense–2.99%
Goodrich Corp.	216,298	$19,049,365

Asset Management & Custody Banks–1.93%
Northern Trust Corp.	221,548	12,275,975

Auto Parts & Equipment–1.96%
Lear Corp.(b)	126,188	12,456,017

Building Products–1.97%
Lennox International, Inc.	265,519	12,556,394

Computer Hardware–2.03%
Diebold, Inc.	402,217	12,891,055

Data Processing & Outsourced Services–2.21%
Fidelity National Information Services, Inc.	514,006	14,078,624

Diversified Banks–1.81%
Comerica, Inc.	272,977	11,530,548

Diversified Chemicals–1.01%
PPG Industries, Inc.	76,743	6,451,784

Electric Utilities–5.06%
Edison International	493,619	19,053,693

Great Plains Energy, Inc.	675,971	13,107,078

		32,160,771

Electronic Manufacturing Services–0.99%
Flextronics International Ltd. (Singapore)(b)	806,062	6,327,587

Food Distributors–1.90%
Sysco Corp.	410,049	12,055,441

Health Care Distributors–2.48%
Henry Schein, Inc.(b)	256,648	15,755,621

Health Care Equipment–1.47%
Beckman Coulter, Inc.(d)	87,268	6,565,172

Teleflex Inc.	51,872	2,791,232

		9,356,404

Health Care Facilities–6.23%
Brookdale Senior Living Inc.(b)	1,082,396	23,174,098

Healthsouth Corp.(b)	793,787	16,439,329

		39,613,427

Heavy Electrical Equipment–1.33%
Babcock & Wilcox Co.(b)	329,448	8,430,574

Home Furnishings–1.69%
Mohawk Industries, Inc.(b)	189,459	10,753,693

Housewares & Specialties–3.04%
Newell Rubbermaid, Inc.	1,063,234	19,329,594

Industrial Machinery–3.65%
Snap-on, Inc.	409,988	23,197,121

Insurance Brokers–5.53%
Marsh & McLennan Cos., Inc.	595,769	16,288,324

Willis Group Holdings PLC (Ireland)	544,955	18,871,792

		35,160,116

Investment Banking & Brokerage–2.17%
Charles Schwab Corp. (The)	808,253	13,829,209

Motorcycle Manufacturers–2.70%
Harley-Davidson, Inc.	495,279	17,171,323

Multi-Utilities–2.88%
CenterPoint Energy, Inc.	372,192	5,850,858

Wisconsin Energy Corp.	211,478	12,447,595

		18,298,453

Office Electronics–3.12%
Zebra Technologies Corp., Class A(b)	522,894	19,864,743

Office Services & Supplies–3.50%
Avery Dennison Corp.	525,845	22,264,277

Oil & Gas Exploration & Production–1.92%
Pioneer Natural Resources Co.	140,675	12,213,404

Oil & Gas Storage & Transportation–5.64%
El Paso Corp.	1,455,416	20,026,524

Williams Cos., Inc. (The)	640,974	15,844,877

		35,871,401

Packaged Foods & Meats–2.16%
ConAgra Foods, Inc.	607,219	13,711,005

Paper Packaging–1.97%
Sonoco Products Co.	372,634	12,546,587

Personal Products–1.73%
Avon Products, Inc.	378,005	10,984,825

Property & Casualty Insurance–2.10%
ACE Ltd. (Switzerland)	215,036	13,385,991

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen American Value Fund

	Shares	Value

Regional Banks–5.23%
BB&T Corp.	404,799	$10,642,166

First Horizon National Corp.(b)	544,771	6,417,401

Wintrust Financial Corp.	300,203	9,915,705

Zions Bancorp.	260,157	6,303,604

		33,278,876

Restaurants–2.41%
Darden Restaurants, Inc.	330,246	15,336,624

Retail REIT’s–1.51%
Weingarten Realty Investors	402,900	9,572,904

Soft Drinks–1.23%
Coca-Cola Enterprises, Inc.	312,496	7,821,775

Specialty Chemicals–4.54%
Valspar Corp. (The)	367,443	12,669,435

W.R. Grace & Co.(b)	461,168	16,200,832

		28,870,267

Trucking–0.56%
Swift Transportation Co.(b)	286,608	3,585,466

Total Common Stocks & Other Equity Interests (Cost $542,636,011)		602,037,241

	Number of	Exercise	Expiration
	Contracts	Price	Date	Value

Put Options Purchased–0.01%
Health Care Equipment–0.01%
Beckman Coulter, Inc. (Cost $95,972)(b)	435	$65	Feb-11	45,675

	Shares	Value

Money Market Funds–5.54%
Liquid Assets Portfolio–Institutional Class(c)	17,616,804	17,616,804

Premier Portfolio–Institutional Class(c)	17,616,804	17,616,804

Total Money Market Funds (Cost $35,233,608)		35,233,608

TOTAL INVESTMENTS–100.20% (Cost $577,965,591)		637,316,524

OTHER ASSETS LESS LIABILITIES–(0.20)%		(1,282,040)

NET ASSETS–100.00%		$636,034,484

Investment Abbreviation:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
(d)	A portion of this security is subject to call options written. See Note 1(I) and Note 4.

Portfolio Composition

By sector, based on Net Assets
as of December 31, 2010

Financials	20.3%

Industrials	14.0

Consumer Discretionary	11.8

Health Care	10.2

Information Technology	8.4

Utilities	7.9

Energy	7.6

Materials	7.5

Consumer Staples	7.0

Money Market Funds Plus Other Assets Less Liabilities	5.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen American Value Fund

Statement of Assets and Liabilities

December 31, 2010
(Unaudited)

Assets:
Investments, at value (Cost $542,731,983)	$602,082,916

Investments in affiliated money market funds, at value and cost	35,233,608

Total investments, at value (Cost $577,965,591)	637,316,524

Receivable for:
Fund shares sold	746,466

Dividends	561,919

Investment for trustee deferred compensation and retirement plans	1,781

Other assets	31,058

Total assets	638,657,748

Liabilities:
Payable for:
Fund shares reacquired	1,924,553

Options written, at value (premiums received $135,796)	184,875

Accrued fees to affiliates	423,928

Accrued other operating expenses	85,476

Trustee deferred compensation and retirement plans	4,432

Total liabilities	2,623,264

Net assets applicable to shares outstanding	$636,034,484

Net assets consist of:
Shares of beneficial interest	$694,473,819

Undistributed net investment income	980,071

Undistributed net realized gain (loss)	(118,721,260)

Unrealized appreciation	59,301,854

$636,034,484

Net Assets:
Class A	$511,932,709

Class B	$37,782,122

Class C	$44,241,261

Class R	$16,124,263

Class Y	$25,933,620

Institutional Class	$20,509

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	18,829,856

Class B	1,526,952

Class C	1,804,312

Class R	593,344

Class Y	950,380

Institutional Class	752

Class A:
Net asset value per share	$27.19

Maximum offering price per share (Net asset value of $27.19 divided by 94.50%)	$28.77

Class B:
Net asset value and offering price per share	$24.74

Class C:
Net asset value and offering price per share	$24.52

Class R:
Net asset value and offering price per share	$27.18

Class Y:
Net asset value and offering price per share	$27.29

Institutional Class:
Net asset value and offering price per share	$27.27

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen American Value Fund

Statement of Operations

For the six months ended December 31, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $24,768)	$5,103,480

Dividends from affiliated money market funds	12,937

Total investment income	5,116,417

Expenses:
Advisory fees	2,136,239

Administrative services fees	93,446

Custodian fees	4,726

Distribution fees:
Class A	602,073

Class B	81,227

Class C	207,650

Class R	36,273

Transfer agent fees — A, B, C, R and Y	650,345

Transfer agent fees — Institutional	50

Trustees’ and officers’ fees and benefits	12,773

Other	30,551

Total expenses	3,855,353

Less: Fees waived and expense offset arrangement(s)	(16,546)

Net expenses	3,838,807

Net investment income	1,277,610

Realized and unrealized gain (loss) from:
Net realized gain from investment securities	11,859,828

Change in net unrealized appreciation (depreciation) of:
Investment securities	105,856,506

Option contracts written	(49,079)

105,807,427

Net realized and unrealized gain	117,667,255

Net increase in net assets resulting from operations	$118,944,865

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen American Value Fund

Statement of Changes in Net Assets

For the six months ended December 31, 2010 and the year ended June 30, 2010
(Unaudited)

	December 31,	June 30,
	2010	2010

Operations:
Net investment income	$1,277,610	$2,535,562

Net realized gain	11,859,828	49,893,610

Change in net unrealized appreciation	105,807,427	80,978,189

Net increase in net assets resulting from operations	118,944,865	133,407,361

Distributions to shareholders from net investment income:
Class A	(357,195)	(2,484,527)

Class B	(7,749)	(146,581)

Class C	0	(18,616)

Class R	(1,410)	(22,038)

Class Y	(41,489)	(116,335)

Institutional Class	(2,892)	(11)

Total distributions from net investment income	(410,735)	(2,788,108)

Share transactions–net:
Class A	(35,076,139)	(57,254,421)

Class B	(3,341,873)	(6,236,507)

Class C	(2,888,931)	(3,424,520)

Class R	1,144,781	7,020,443

Class Y	11,429,107	(97,400)

Institutional Class	(2,741,137)	2,592,095

Net increase (decrease) in net assets resulting from share transactions	(31,474,192)	(57,400,310)

Net increase in net assets	87,059,938	73,218,943

Net assets:
Beginning of period	548,974,546	475,755,603

End of period (includes undistributed net investment income of $980,071 and $113,196, respectively)	$636,034,484	$548,974,546

Notes to Financial Statements

December 31, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen American Value Fund, (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Van Kampen American Value Fund (the “Acquired Fund”), an investment portfolio of Van Kampen Series Trust. The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B, Class C and Class R shares received the corresponding class of shares of the Fund and holders of the Acquired Fund’s Class I shares received Class Y shares of the Fund. Information for the Acquired Fund’s Class I shares prior to the Reorganization are included with Class Y Shares throughout this report. Institutional Class shares commenced operations on the Reorganization Date.
  The Fund’s investment objective is to seek to provide a high total return by investing in equity securities of small- to medium-sized corporations.

9        Invesco Van Kampen American Value Fund

  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in

10        Invesco Van Kampen American Value Fund

the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid quarterly and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Call Options Written and Purchased — The Fund may write and/or buy call options. A call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.
When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operation. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
J.	Put Options Purchased — The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

11        Invesco Van Kampen American Value Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $1 billion	0.72%

Over $1 billion	0.65%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 1.41%, 2.16%, 2.16%, 1.66%, 1.16% and 1.16%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under the expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended December 31, 2010, the Adviser waived advisory fees of $15,865.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended December 31, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended December 31, 2010, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (IDI). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares, Class C shares and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  For the six months ended December 31, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended December 31, 2010, IDI advised the Fund that IDI retained $43,468 in front-end sales commissions from the sale of Class A shares and $50, $21,689 and $1,592 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

12        Invesco Van Kampen American Value Fund

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of December 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended December 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$637,316,524	$—	$—	$637,316,524

Options*	(49,079)	—	—	(49,079)

Total Investments	$637,267,445	$—	$—	$637,267,445

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of December 31, 2010:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Interest rate risk/options written	$0	$(184,875)

Transactions During the Period
	Call Option Contracts
	Number of	Premiums
	Contracts	Received

Beginning of period	0	$0

Written	435	135,796

End of period	435	$135,796

Open Options Written
						Unrealized
	Contract	Strike	Number of	Premiums		Appreciation
	Month	Price	Contracts	Received	Value	(Depreciation)

Calls
Beckman Coulter, Inc.	Feb-11	$75	435	$135,796	$184,875	$(49,079)

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended December 31, 2010, the Fund engaged in securities purchases of $46,050 and securities sales of $0 which resulted in net realized gains (losses) of $0.

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended December 31, 2010, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $681.

13        Invesco Van Kampen American Value Fund

NOTE 7—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended December 31, 2010, the Fund paid legal fees of $684 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of June 30, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

June 30, 2017	$60,563,581

June 30, 2018	69,879,698

Total capital loss carryforward	$130,443,279

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended December 31, 2010 was $92,991,768 and $148,658,551, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$78,556,584

Aggregate unrealized (depreciation) of investment securities	(19,343,459)

Net unrealized appreciation of investment securities	$59,213,125

Cost of investments for tax purposes is $578,103,399.

14        Invesco Van Kampen American Value Fund

NOTE 11—Share Information

	Summary of Share Activity

	Six months ended				Year ended
	December 31, 2010(a)				June 30, 2010
	Shares		Amount		Shares	Amount

Sold:
Class A	1,271,692	(b)	$31,162,584	(b)	4,418,487	$97,663,692

Class B	89,819		1,973,593		263,259	5,348,613

Class C	75,280		1,707,367		295,419	6,013,333

Class R	198,234		4,846,331		497,325	11,370,627

Class Y	561,607		13,795,906		649,141	14,255,642

Institutional Class	1,569		38,263		116,167	2,592,084

Issued as reinvestment of dividends:
Class A	12,529		329,318		105,667	2,316,459

Class B	313		7,498		6,957	140,415

Class C	—		—		882	16,365

Class R	54		1,410		987	21,991

Class Y	1,379		35,478		3,434	76,566

Institutional Class	121		2,872		1	11

Reacquired:
Class A	(2,732,745)		(66,568,041)		(7,100,338)	(157,234,572)

Class B	(240,128	)(b)	(5,322,964	)(b)	(580,643)	(11,725,535)

Class C	(208,361)		(4,596,298)		(469,954)	(9,454,218)

Class R	(147,142)		(3,702,960)		(193,028)	(4,372,175)

Class Y	(95,510)		(2,402,277)		(634,583)	(14,429,608)

Institutional Class	(117,106)		(2,782,272)		—	—

Net increase (decrease) in share activity	(1,328,395)		$(31,474,192)		(2,620,820)	$(57,400,310)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 43% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, less than 1% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco.
(b)	Includes automatic conversion of 77,557 Class B shares into 70,585 Class A shares at a value of $1,736,347.

NOTE 12—Significant Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco Mid Cap Basic Value Fund and Invesco Mid-Cap Value Fund (the “Target Funds”) in exchange for shares of the Fund. The Agreement requires approval of the Target Funds’ shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.

15        Invesco Van Kampen American Value Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
												expenses		expenses
			Net gains									to average		to average net		Ratio of net
	Net asset	Net	(losses) on		Dividends							net assets		assets without		investment
	value,	investment	securities (both	Total from	from net	Distributions		Net asset			Net assets,	with fee waivers		fee waivers		income (loss) to
	beginning	income	realized and	investment	investment	from net	Total	value, end	Total		end of period	and/or expenses		and/or expenses		average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	realized gains	Distributions	of period	return		(000s omitted)	absorbed		absorbed		net assets		turnover(b)

Class A
Six months ended 12/31/10	$22.22	$0.06	$4.93	$4.99	$(0.02)	$0.00	$(0.02)	$27.19	22.45	%(c)	$511,933	1.23	%(d)	1.24	%(d)	0.49	%(d)	33%
Year ended 06/30/10	17.44	0.11	4.78	4.89	(0.11)	0.00	(0.11)	22.22	28.07	(c)	450,675	1.31		1.31		0.50		50
Year ended 06/30/09	24.18	0.16	(6.54)	(6.38)	(0.14)	(0.22)	(0.36)	17.44	(26.17	)(e)	398,513	1.41		1.41		0.90		60
Year ended 06/30/08	34.55	0.12	(5.01)	(4.89)	(0.14)	(5.34)	(5.48)	24.18	(16.43	)(e)	633,126	1.25		1.25		0.43		65
Year ended 06/30/07	28.46	0.15	7.63	7.78	(0.10)	(1.59)	(1.69)	34.55	28.00	(e)	674,636	1.25		1.25		0.47		80
Year ended 06/30/06	24.91	0.07	3.48	3.55	0.00	0.00	0.00	28.46	14.25	(e)	390,930	1.29		1.29		0.25		61

Class B
Six months ended 12/31/10	20.23	0.03	4.49	4.52	(0.01)	0.00	(0.01)	24.74	22.26	(c)(f)	37,782	1.43	(d)(f)	1.44	(d)(f)	0.29	(d)(f)	33
Year ended 06/30/10	15.89	0.05	4.37	4.42	(0.08)	0.00	(0.08)	20.23	27.82	(c)(f)	33,933	1.55	(f)	1.55	(f)	0.26	(f)	50
Year ended 06/30/09	22.11	0.14	(6.00)	(5.86)	(0.14)	(0.22)	(0.36)	15.89	(26.22	)(g)(h)	31,586	1.48	(h)	1.48	(h)	0.82	(h)	60
Year ended 06/30/08	32.11	0.02	(4.59)	(4.57)	(0.09)	(5.34)	(5.43)	22.11	(16.70	)(g)(h)	53,854	1.59	(h)	1.59	(h)	0.08	(h)	65
Year ended 06/30/07	26.71	(0.08)	7.14	7.06	(0.07)	(1.59)	(1.66)	32.11	27.10	(g)(h)	88,060	1.97	(h)	1.97	(h)	(0.26	)(h)	80
Year ended 06/30/06	23.35	0.04	3.32	3.36	0.00	0.00	0.00	26.71	14.39	(g)(h)	85,074	1.28	(h)	1.28	(h)	0.16	(h)	61

Class C
Six months ended 12/31/10	20.11	(0.03)	4.44	4.41	0.00	0.00	0.00	24.52	21.99	(c)	44,241	1.98	(d)	1.99	(d)	(0.26	)(d)	33
Year ended 06/30/10	15.82	(0.05)	4.35	4.30	(0.01)	0.00	(0.01)	20.11	27.18	(c)	38,952	2.06		2.06		(0.25)		50
Year ended 06/30/09	22.03	0.03	(5.96)	(5.93)	(0.06)	(0.22)	(0.28)	15.82	(26.68	)(h)(i)	33,390	2.11	(h)	2.11	(h)	0.19	(h)	60
Year ended 06/30/08	32.05	(0.09)	(4.59)	(4.68)	0.00	(5.34)	(5.34)	22.03	(17.09	)(i)	54,508	2.00		2.00		(0.33)		65
Year ended 06/30/07	26.67	(0.08)	7.12	7.04	(0.07)	(1.59)	(1.66)	32.05	27.06	(h)(i)	70,089	2.00	(h)	2.00	(h)	(0.28	)(h)	80
Year ended 06/30/06	23.51	(0.14)	3.30	3.16	0.00	0.00	0.00	26.67	13.39	(h)(i)	56,699	2.03	(h)	2.03	(h)	(0.54	)(h)	61

Class R
Six months ended 12/31/10	22.23	0.03	4.92	4.95	0.00	0.00	0.00	27.18	22.23	(c)	16,124	1.48	(d)	1.49	(d)	0.24	(d)	33
Year ended 06/30/10	17.44	0.06	4.79	4.85	(0.06)	0.00	(0.06)	22.23	27.84	(c)	12,052	1.56		1.56		0.27		50
Year ended 06/30/09	24.19	0.12	(6.55)	(6.43)	(0.10)	(0.22)	(0.32)	17.44	(26.36	)(k)	4,132	1.70		1.70		0.73		60
Year ended 06/30/08	34.55	0.06	(5.01)	(4.95)	(0.07)	(5.34)	(5.41)	24.19	(16.65	)(k)	1,102	1.51		1.51		0.20		65
Year ended 06/30/07(j)	31.71	0.01	2.84	2.85	(0.01)	0.00	(0.01)	34.55	9.00	(k)(l)	121	1.50		1.50		0.10		80

Class Y(m)
Six months ended 12/31/10	22.31	0.09	4.94	5.03	(0.05)	0.00	(0.05)	27.29	22.61	(c)	25,934	0.98	(d)	0.99	(d)	0.74	(d)	33
Year ended 06/30/10	17.50	0.17	4.81	4.98	(0.17)	0.00	(0.17)	22.31	28.47	(c)	10,772	1.06		1.06		0.76		50
Year ended 06/30/09	24.27	0.21	(6.58)	(6.37)	(0.18)	(0.22)	(0.40)	17.50	(25.99	)(n)	8,135	1.19		1.19		1.23		60
Year ended 06/30/08	34.65	0.18	(5.00)	(4.82)	(0.22)	(5.34)	(5.56)	24.27	(16.24	)(n)	6,909	1.02		1.02		0.67		65
Year ended 06/30/07	28.49	0.22	7.65	7.87	(0.12)	(1.59)	(1.71)	34.65	28.35	(n)	939	1.01		1.01		0.69		80
Year ended 06/30/06(j)	27.92	0.09	0.48	0.57	0.00	0.00	0.00	28.49	2.01	(n)(l)	48	1.06		1.06		0.87		61

Institutional Class
Six months ended 12/31/10	22.31	0.11	4.92	5.03	(0.07)	0.00	(0.07)	27.27	22.62	(c)	21	0.77	(d)	0.78	(d)	0.95	(d)	33
Year ended 06/30/10(j)	23.19	0.03	(0.88)	(0.85)	(0.03)	0.00	(0.03)	22.31	(3.69	)(c)(l)	2,592	0.62		0.62		1.37		50

(a)	Calculated using average shares outstanding.
(b)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $477,732, $35,806, $41,191, $14,391, $18,248, and $1,193 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(e)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.45% and 0.49% for December 31, 2010 and June 30, 2010, respectively.
(g)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(h)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of less than 1%
(i)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares
(j)	Commencement date of March 20, 2007, February 7, 2006 and June 1, 2010 for Class R, Class Y and Institutional Class shares, respectively.
(k)	Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to 0.50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(l)	Non-annualized.
(m)	On June 1, 2010, the Fund’s former Class I shares were reorganized into Class Y shares.
(n)	Assumes reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.

16        Invesco Van Kampen American Value Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2010 through December 31, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(07/01/10)	(12/31/10)[1]	Period[2]	(12/31/10)	Period[2]	Ratio
A	$1,000.00	$1,224.50	$6.90	$1,019.00	$6.26	1.23%

B	1,000.00	1,222.60	8.01	1,018.00	7.27	1.43

C	1,000.00	1,219.90	11.08	1,015.22	10.06	1.98

R	1,000.00	1,222.30	8.29	1,017.74	7.53	1.48

Y	1,000.00	1,226.10	5.50	1,020.27	4.99	0.98

Institutional	1,000.00	1,226.20	4.32	1,021.32	3.92	0.77

[1]	The actual ending account value is based on the actual total return of the Fund for the period July 1, 2010 through December 31, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

17        Invesco Van Kampen American Value Fund

Invesco mailing information
Send general correspondence to Invesco, P.O. Box 4739, Houston, TX 77210-4739.
Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.
Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-AMVA-SAR-1	Invesco Distributors, Inc.

Invesco Van Kampen Capital Growth Fund
Semiannual Report to Shareholders ▪ December 31, 2010

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
11	Financial Highlights
16	Notes to Financial Statements
22	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes
Cumulative total returns, 6/30/10 to 12/31/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	25.72%

Class B Shares	25.72

Class C Shares	25.27

Class R Shares	25.66

Class Y Shares	26.04

Institutional Class Shares	26.11

S&P 500 Index▼ (Broad Market Index)	23.27

Russell 1000 Growth Index▼ (Style-Specific Index)	26.37

Lipper Large-Cap Growth Funds Index▼ (Peer Group Index)	26.07

▼Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the U.S. stock market.
     The Russell 1000® Growth Index is an unmanaged index considered representative of large-cap growth stocks. The Russell 1000 Growth Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.
     The Lipper Large-Cap Growth Funds Index is an unmanaged index considered representative of the large-cap growth funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Van Kampen Capital Growth Fund

Average Annual Total Returns
As of 12/31/10, including maximum applicable sales charges

Class A Shares

Inception (7/22/69)	9.88%

10 Years	1.29

5 Years	3.91

1 Year	13.55

Class B Shares

Inception (1/10/92)	6.25%

10 Years	1.30

5 Years	4.35

1 Year	15.02

Class C Shares

Inception (8/27/93)	5.73%

10 Years	1.08

5 Years	4.30

1 Year	18.20

Class R Shares

Inception (3/20/07)	5.04%

1 Year	19.91

Class Y Shares

Inception (8/12/05)	6.93%

5 Years	5.36

1 Year	20.48

Institutional Class Shares

10 Years	1.90%

5 Years	5.16

1 Year	20.54
Effective June 1, 2010, Class A, Class B, Class C, Class I and Class R shares of the predecessor fund advised by Van Kampen Asset Management were reorganized into Class A, Class B, Class C, Class Y and Class R shares, respectively, of Invesco Van Kampen Capital Growth Fund. Returns shown above for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Van Kampen Capital Growth Fund. Share class returns will differ from the predecessor fund because of different expenses.
     Institutional Class shares incepted on June 1, 2010. Performance shown prior to that date is that of the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.06%, 1.19%, 1.81%, 1.31%, 0.81% and 0.54%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. For shares purchased prior to June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the sixth year. For shares purchased on or after June 1, 2010, the CDSC on Class B shares declines from 5% at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

3	Invesco Van Kampen Capital Growth Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds. As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisers with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     Let me close by wishing you a happy and prosperous new year. As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing you and serving you in the new year.
Sincerely,

Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial adviser to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,

Philip Taylor, Senior Managing Director, Invesco Ltd.

4	Invesco Van Kampen Capital Growth Fund

Schedule of Investments

December 31, 2010
(Unaudited)

	Shares	Value

Common Stocks–99.7%
Aerospace & Defense–3.1%
Goodrich Corp.	904,962	$79,700,003

Honeywell International, Inc.	755,634	40,169,504

		119,869,507

Air Freight & Logistics–1.2%
C.H. Robinson Worldwide, Inc.	597,531	47,916,011

Apparel Retail–2.4%
Limited Brands, Inc.	1,939,278	59,594,013

Ross Stores, Inc.	526,935	33,328,639

		92,922,652

Application Software–2.1%
Citrix Systems, Inc.(a)	623,840	42,676,894

Salesforce.com, Inc.(a)	297,654	39,290,328

		81,967,222

Asset Management & Custody Banks–2.7%
Ameriprise Financial, Inc.	1,001,042	57,609,967

Franklin Resources, Inc.	404,333	44,965,873

		102,575,840

Automobile Manufacturers–0.9%
Ford Motor Co.(a)	2,060,977	34,603,804

Biotechnology–3.4%
Dendreon Corp.(a)	846,645	29,564,844

Gilead Sciences, Inc.(a)	1,954,187	70,819,737

United Therapeutics Corp.(a)	464,538	29,368,092

		129,752,673

Cable & Satellite–2.9%
Comcast Corp., Class A	3,408,622	74,887,426

DIRECTV, Class A(a)	974,582	38,915,059

		113,802,485

Casinos & Gaming–1.1%
Las Vegas Sands Corp.(a)	895,776	41,160,907

Coal & Consumable Fuels–1.8%
Peabody Energy Corp.	1,096,082	70,127,326

Communications Equipment–2.5%
Cisco Systems, Inc.(a)	2,343,678	47,412,606

QUALCOMM, Inc.	1,027,096	50,830,981

		98,243,587

Computer Hardware–7.5%
Apple, Inc.(a)	897,134	289,379,543

Computer Storage & Peripherals–3.9%
EMC Corp.(a)	3,995,150	91,488,935

SanDisk Corp.(a)	606,937	30,261,879

Western Digital Corp.(a)	878,324	29,775,183

		151,525,997

Construction & Engineering–0.2%
Foster Wheeler AG (Switzerland)(a)	222,725	7,688,467

Construction & Farm Machinery & Heavy Trucks–2.0%
Cummins, Inc.	273,678	30,107,317

Deere & Co.	588,669	48,888,960

		78,996,277

Consumer Finance–0.6%
American Express Co.	543,097	23,309,723

Data Processing & Outsourced Services–3.1%
Visa, Inc., Class A	1,705,395	120,025,700

Diversified Banks–0.5%
Comerica, Inc.	498,986	21,077,169

Electronic Manufacturing Services–0.3%
Tyco Electronics Ltd. (Switzerland)	297,947	10,547,324

Fertilizers & Agricultural Chemicals–7.1%
Monsanto Co.	2,004,477	139,591,778

Mosaic Co.	402,997	30,772,851

Potash Corp. of Saskatchewan, Inc. (Canada)	678,227	105,009,887

		275,374,516

General Merchandise Stores–1.5%
Dollar Tree, Inc.(a)	522,086	29,278,583

Target Corp.	492,145	29,592,679

		58,871,262

Gold–1.7%
Barrick Gold Corp. (Canada)	1,244,021	66,157,037

Health Care Distributors–0.8%
McKesson Corp.	415,068	29,212,486

Health Care Equipment–2.0%
Baxter International, Inc.	743,041	37,612,735

Covidien PLC (Ireland)	848,781	38,755,341

		76,368,076

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Capital Growth Fund

	Shares	Value

Health Care Services–0.5%
Medco Health Solutions, Inc.(a)	314,203	$19,251,218

Hotels, Resorts & Cruise Lines–1.0%
Starwood Hotels & Resorts Worldwide, Inc.	631,305	38,370,718

Industrial Machinery–1.6%
Ingersoll-Rand PLC (Ireland)	1,350,102	63,576,303

Internet Retail–2.1%
Amazon.com, Inc.(a)	282,367	50,826,060

NetFlix, Inc.(a)	163,802	28,780,011

		79,606,071

Internet Software & Services–5.0%
Baidu, Inc.–ADR (Cayman Islands)(a)	895,109	86,404,872

Google, Inc., Class A(a)	179,458	106,592,668

		192,997,540

IT Consulting & Other Services–1.3%
Cognizant Technology Solutions Corp., Class A(a)	666,248	48,829,316

Managed Health Care–0.8%
UnitedHealth Group, Inc.	842,466	30,421,447

Movies & Entertainment–0.8%
Walt Disney Co.	780,276	29,268,153

Oil & Gas Drilling–1.5%
Transocean Ltd. (Switzerland)(a)	811,159	56,383,662

Oil & Gas Equipment & Services–7.8%
Cameron International Corp.(a)	851,611	43,202,226

Halliburton Co.	1,906,918	77,859,462

National Oilwell Varco, Inc.	674,302	45,346,809

Schlumberger Ltd. (Netherlands Antilles)	949,081	79,248,264

Weatherford International Ltd. (Switzerland)(a)	2,541,287	57,941,344

		303,598,105

Oil & Gas Exploration & Production–1.5%
EOG Resources, Inc.	626,234	57,244,050

Other Diversified Financial Services–1.0%
JPMorgan Chase & Co.	957,378	40,611,975

Packaged Foods & Meats–1.8%
Mead Johnson Nutrition Co.	1,140,554	70,999,486

Pharmaceuticals–2.1%
Hospira, Inc.(a)	1,019,680	56,785,979

Teva Pharmaceutical Industries Ltd.–ADR (Israel)	474,400	24,730,472

		81,516,451

Railroads–1.7%
Union Pacific Corp.	730,727	67,709,164

Restaurants–0.7%
McDonald’s Corp.	361,848	27,775,452

Semiconductors–2.1%
Broadcom Corp., Class A	926,816	40,362,837

Xilinx, Inc.	1,458,297	42,261,447

		82,624,284

Soft Drinks–0.9%
Hansen Natural Corp.(a)	221,676	11,589,221

PepsiCo, Inc.	356,219	23,271,787

		34,861,008

Specialty Stores–0.6%
Tiffany & Co.	358,189	22,304,429

Systems Software–5.6%
Oracle Corp.	3,083,169	96,503,190

Red Hat, Inc.(a)	702,811	32,083,322

Rovi Corp.(a)	1,410,423	87,460,330

		216,046,842

Trading Companies & Distributors–1.0%
WW Grainger, Inc.	281,556	38,885,699

Trucking–0.6%
J.B. Hunt Transport Services, Inc.	543,426	22,177,215

Wireless Telecommunication Services–2.4%
America Movil SAB de CV, Ser L–ADR (Mexico)	694,540	39,824,924

American Tower Corp., Class A(a)	1,048,871	54,163,698

		93,988,622

Total Common Stocks–99.7%		3,860,522,801

Investment Companies–0.0%
SPDR S&P 500 ETF Trust	18	2,264

TOTAL INVESTMENTS–99.7% (Cost $3,120,541,598)		3,860,525,065

OTHER ASSETS IN EXCESS OF LIABILITIES–0.3%		9,962,366

NET ASSETS–100.0%		$3,870,487,431

Investment Abbreviation:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

Percentages are calculated as a percentage of net assets.

(a)	Non-income producing security.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Capital Growth Fund

Portfolio Composition

By sector, based on net assets as of December 31, 2010

Information Technology	33.4%

Consumer Discretionary	13.9

Industrials	11.6

Health Care	11.3

Energy	10.8

Materials	10.6

Finance	4.8

Telecommunication Services	2.4

Consumer Staples	0.9

Other Assets in Excess of Liabilities	0.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Capital Growth Fund

Statement of Assets and Liabilities

December 31, 2010
(Unaudited)

Assets:
Investments, at value (Cost $3,120,541,598)	$3,860,525,065

Receivables:
Investments sold	18,162,270

Dividends	2,199,238

Fund shares sold	1,703,732

Other	66,497

Total assets	3,882,656,802

Liabilities:
Payables:
Fund shares repurchased	4,611,303

Custodian bank	1,836,366

Distributor and affiliates	3,770,334

Investments purchased	1,320,789

Trustees’ deferred compensation and retirement plans	15,917

Accrued expenses	614,662

Total liabilities	12,169,371

Net assets	$3,870,487,431

Net assets consist of:
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$6,396,663,770

Net unrealized appreciation	739,983,467

Accumulated net investment income	3,305,943

Accumulated net realized gain (loss)	(3,269,465,749)

Net assets	$3,870,487,431

Maximum offering price per share:
Class A shares:
Net asset value and redemption price per share (based on net assets of $3,306,016,565 and 245,119,901 shares of beneficial interest issued and outstanding)	$13.49

Maximum sales charge (5.50% of offering price)	0.79

Maximum offering price to public	$14.28

Class B shares:
Net asset value and offering price per share (based on net assets of $315,837,016 and 24,852,232 shares of beneficial interest issued and outstanding)	$12.71

Class C shares:
Net asset value and offering price per share (based on net assets of $142,978,200 and 11,403,201 shares of beneficial interest issued and outstanding)	$12.54

Class R shares:
Net asset value and offering price per share (based on net assets of $3,914,721 and 292,865 shares of beneficial interest issued and outstanding)	$13.37

Class Y shares:
Net asset value and offering price per share (based on net assets of $66,192,228 and 4,850,885 shares of beneficial interest issued and outstanding)	$13.65

Institutional class shares:
Net asset value and offering price per share (based on net assets of $35,548,701 and 2,601,076 shares of beneficial interest issued and outstanding)	$13.67

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Capital Growth Fund

Statement of Operations

For the six months ended December 31, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $35,910)	$22,342,413

Dividends from affiliated money market funds (includes securities lending income of $16,739)	141,772

Total income	22,484,185

Expenses:
Investment advisory fee	7,832,737

Distribution fees:
Class A	3,799,051

Class B	513,920

Class C	662,058

Class R	7,515

Transfer agent fees — A, B, C, R and Y	5,404,983

Transfer agent fees — Institutional	10,445

Administrative services fees	306,230

Custodian fees	69,527

Trustees’ and officers’ fees and benefits	47,207

Other	329

Total expenses	18,654,002

Expense reduction	119,939

Net expenses	18,534,063

Net investment income	3,950,122

Realized and unrealized gain (loss):
Net realized gain (loss) (includes net gains from securities sold to affiliates of $328,341)	(96,405,311)

Unrealized appreciation (depreciation):
Beginning of the period	(169,524,991)

End of the period	739,983,467

Net unrealized appreciation during the period	909,508,458

Net realized and unrealized gain	813,103,147

Net increase in net assets from operations	$817,053,269

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Capital Growth Fund

Statements of Changes in Net Assets

(Unaudited)

	For the six months ended	For the year ended
	December 31,	June 30,
	2010	2010

From investment activities:
Operations:
Net investment income (loss)	$3,950,122	$(9,315,683)

Net realized gain (loss)	(96,405,311)	(125,761,514)

Net unrealized appreciation during the period	909,508,458	886,791,468

Change in net assets from operations	817,053,269	751,714,271

From capital transactions:
Proceeds from shares sold	144,705,547	424,364,031

Cost of shares repurchased	(424,451,465)	(774,256,552)

Net change in net assets from capital transactions	(279,745,918)	(349,892,521)

Total increase in net assets	537,307,351	401,821,750

Net assets:
Beginning of the period	3,333,180,080	2,931,358,330

End of the period (including accumulated net investment income (loss) of $3,305,943 and $(644,179), respectively)	$3,870,487,431	$3,333,180,080

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen Capital Growth Fund

Financial Highlights

(Unaudited)

The following schedules present financial highlights for one share of the Fund outstanding throughout the periods indicated.

	Class A shares
	Six months ended
	December 31,		Year ended June 30,
	2010		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$10.73		$8.55		$12.09		$11.96		$10.18		$9.13

Net investment income (loss)(a)	0.01		(0.03)		0.00	(b)	0.02		(0.01)		(0.02)

Net realized and unrealized gain (loss)	2.75		2.21		(3.53)		0.11		1.79		1.07

Total from investment operations	2.76		2.18		(3.53)		0.13		1.78		1.05

Less:
Distributions from net investment income	-0-		-0-		0.01		-0-		-0-		-0-

Return of capital distributions	-0-		-0-		0.00	(b)	-0-		-0-		-0-

Total distribution	-0-		-0-		0.01		-0-		-0-		-0-

Net asset value, end of the period	$13.49		$10.73		$8.55		$12.09		$11.96		$10.18

Total return*	25.72	%(c)	25.50	%(c)	(29.19	)%(d)	1.09	%(d)	17.49	%(d)	11.50	%(d)

Net assets at end of the period (in millions)	$3,306.0		$2,772.9		$2,379.9		$1,425.1		$1,402.1		$1,379.3

Ratio of expenses to average net assets*	1.00	%(e)	1.02%		0.95%		0.94%		0.95%		0.96%

Ratio of net investment income (loss) to average net assets*	0.25	%(e)	(0.23)%		(0.02)%		0.13%		(0.11)%		(0.24)%

Portfolio turnover(f)	99%		63%		28%		52%		45%		70%

* If certain expenses had not been assumed by the adviser, total returns would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	1.01	%(e)	1.05%		1.28%		N/A		N/A		N/A

Ratio of net investment income (loss) to average net assets	0.24	%(e)	(0.27)%		(0.35)%		N/A		N/A		N/A

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.01 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 5.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within eighteen months of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 0.25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $3,035,488.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
N/A=Not Applicable

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen Capital Growth Fund

Financial Highlights—(continued)

(Unaudited)

	Class B shares
	Six months ended
	December 31,		Year ended June 30,
	2010		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$10.11		$8.07		$11.44		$11.37		$9.75		$8.81

Net investment income (loss)(a)	0.01		(0.04)		(0.01)		(0.04)		(0.09)		(0.09)

Net realized and unrealized gain (loss)	2.59		2.08		(3.35)		0.11		1.71		1.03

Total from investment operations	2.60		2.04		(3.36)		0.07		1.62		0.94

Less:
Distributions from net investment income	-0-		-0-		0.01		-0-		-0-		-0-

Return of capital distributions	-0-		-0-		0.00	(b)	-0-		-0-		-0-

Total distributions	-0-		-0-		0.01		-0-		-0-		-0-

Net asset value, end of the period	$12.71		$10.11		$8.07		$11.44		$11.37		$9.75

Total return*	25.72	%(c)(e)	25.28	%(c)(e)	(29.30	)%(d)(f)	0.70	%(d)(f)	16.51	%(d)	10.67	%(d)(f)

Net assets at end of the period (in millions)	$315.8		$294.2		$332.1		$36.2		$43.3		$51.5

Ratio of expenses to average net assets*	1.08	%(e)(g)	1.15	%(e)	1.00	%(f)	1.36	%(f)	1.72%		1.66	%(f)

Ratio of net investment income (loss) to average net assets*	0.15	%(e)(g)	(0.36	)%(e)	(0.07	)%(f)	(0.31	)%(f)	(0.91)%		(0.91	)%(f)

Portfolio turnover(h)	99%		63%		28%		52%		45%		70%

* If certain expenses had not been assumed by the adviser, total returns would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	1.09	%(e)(g)	(1.19	)%(e)	1.37	%(f)	N/A		N/A		N/A

Ratio of net investment income (loss) to average net assets	0.14	%(e)(g)	(0.40	)%(e)	(0.44	)%(f)	N/A		N/A		N/A

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.01 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 5%, charged on certain redemptions made within one year of purchase and declining to 0% after the fifth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.33% and 0.38% for the periods ended December 31, 2010 and June 30, 2010, respectively.
(f)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of less than 1%.
(g)	Ratios are annualized and based on average daily net assets (000’s omitted) of $308,531.
(h)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
N/A=Not Applicable

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Van Kampen Capital Growth Fund

Financial Highlights—(continued)

(Unaudited)

	Class C shares
	Six months ended
	December 31,		Year ended June 30,
	2010		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$10.01		$8.04		$11.44		$11.40		$9.78		$8.84

Net investment income (loss)(a)	(0.03)		(0.10)		(0.06)		(0.08)		(0.09)		(0.10)

Net realized and unrealized gain (loss)	2.56		2.07		(3.34)		0.12		1.71		1.04

Total from investment operations	2.53		1.97		(3.40)		0.04		1.62		0.94

Net asset value, end of the period	$12.54		$10.01		8.04		$11.44		$11.40		$9.78

Total return*	25.27	%(b)	24.50	%(b)	(29.72	)%(c)	0.35	%(c)	16.56	%(c)	10.63	%(c)

Net assets at end of the period (in millions)	$143.0		$120.0		$109.0		$21.7		$7.9		$9.3

Ratio of expenses to average net assets*	1.75	%(d)	1.77%		1.70%		1.70%		1.72%		1.72%

Ratio of net investment income (loss) to average net assets*	(0.50	)%(d)	(0.98)%		(0.77)%		(0.65)%		(0.88)%		(0.97)%

Portfolio turnover(e)	99%		63%		28%		52%		45%		70%

* If certain expenses had not been assumed by the adviser, total returns would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	1.76	%(d)	1.80%		2.07%		N/A		N/A		N/A

Ratio of net investment income (loss) to average net assets	(0.51	)%(d)	(1.02)%		(1.14)%		N/A		N/A		N/A

(a)	Based on average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $131,332.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
N/A=Not Applicable

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Van Kampen Capital Growth Fund

Financial Highlights—(continued)

(Unaudited)

	Class R shares
									March 20, 2007
									(commencement of
	Six months ended								operations) to
	December 31,		Year ended June 30,						June 30,
	2010		2010		2009		2008		2007

Net asset value, beginning of the period	$10.65		$8.50		$12.05		$11.95		$11.11

Net investment income (loss)(a)	0.00	(b)	(0.05)		(0.02)		(0.02)		0.01

Net realized and unrealized gain (loss)	2.72		2.20		(3.52)		0.12		0.83

Total from investment operations	2.72		2.15		(3.54)		0.10		0.84

Less:
Distributions from net investment income	-0-		-0-		0.01		-0-		-0-

Return of capital distributions	-0-		-0-		0.00	(b)	-0-		-0-

Total distributions	-0-		-0-		0.01		-0-		-0-

Net asset value, end of the period	$13.37		$10.65		$8.50		$12.05		$11.95

Total return*	25.54	%(c)	25.29	%(c)	(29.39	)%(d)	0.84	%(d)	7.56	%(d)**

Net assets at end of the period (in millions)	$3.9		$2.5		$1.8		$0.1		$0.1

Ratio of expenses to average net assets*	1.25	%(e)	1.27%		1.20%		1.19%		1.18%

Ratio of net investment income (loss) to average net assets*	0.03	%(e)	(0.49)%		(0.28)%		(0.12)%		0.21%

Portfolio turnover(f)	99%		63%		28%		52%		45%

* If certain expenses had not been assumed by the adviser, total returns would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	1.26	%(e)	1.30%		1.57%		N/A		N/A

Ratio of net investment income (loss) to average net assets	0.02	%(e)	(0.52)%		(0.65)%		N/A		N/A

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.01 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Assumes reinvestment of all distributions for the period. These returns include combined Rule 12b-1 fees and service fees of up to 0.50% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption on Fund shares.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $2,981.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
**	Non-Annualized
N/A=Not Applicable

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Van Kampen Capital Growth Fund

Financial Highlights—(continued)

(Unaudited)

	Class Y sharesˆ
											August 12, 2005
											(commencement
	Six months ended										of operations) to
	December 31,		Year ended June 30,								June 30,
	2010		2010		2009		2008		2007		2006

Net asset value, beginning of the period	$10.84		$8.61		$12.18		$12.02		$10.21		$9.55

Net investment income (loss)(a)	0.03		0.00	(b)	0.02		0.05		0.05		(0.00	)(b)

Net realized and unrealized gain (loss)	2.78		2.23		(3.57)		0.11		1.76		0.66

Total from investment operations	2.81		2.23		(3.55)		0.16		1.81		0.66

Less:
Distributions from net investment income	-0-		-0-		0.01		-0-		-0-		-0-

Return of capital distributions	-0-		-0-		0.01		-0-		-0-		-0-

Total distributions	-0-		0.0		0.02		-0-		-0-		-0-

Net asset value, end of the period	$13.65		$10.84		$8.61		$12.18		$12.02		$10.21

Total return*	25.92	%(c)	25.90	%(c)	(29.06	)%(d)	1.33	%(d)	17.73	%(d)	6.91	%(d)**

Net assets at end of the period (in millions)	$66.2		$92.5		$108.5		$73.3		$7.7		$0.6

Ratio of expenses to average net assets*	0.75	%(e)	0.77%		0.70%		0.69%		0.70%		0.73%

Ratio of net investment income (loss) to average net assets*	0.46	%(e)	0.01%		0.22%		0.40%		0.40%		(0.05)%

Portfolio turnover(f)	99%		63%		28%		52%		45%		70%

* If certain expenses had not been assumed by the adviser, total returns would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	0.76	%(e)	0.80%		1.05%		N/A		N/A		N/A

Ratio of net investment income (loss) to average net assets	0.45	%(e)	(0.02)%		(0.13)%		N/A		N/A		N/A

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.01 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Assume reinvestment of all distributions for the period. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $60,494.
(f)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
ˆ	On June 1, 2010, the Class Y shares of the predecessor fund were reorganized into Class Y shares of the Fund.
**	Non-Annualized
N/A = Not Applicable

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Van Kampen Capital Growth Fund

Financial Highlights—(continued)

(Unaudited)

	Institutional Class shares
			June 1, 2010
			(commencement
	Six months ended		of operations) to
	December 31,		June 30,
	2010		2010

Net asset value, beginning of the period	$10.84		$11.30

Net investment income(a)	0.04		0.00 (b)

Net realized and unrealized gain (loss)	2.79		(0.46)

Total from investment operations	2.83		(0.46)

Net asset value, end of the period	$13.67		$10.84

Total return(c)	26.11%		(4.07)%

Net assets at end of the period (in millions)	$35.5		$51.1

Ratio of expenses to average net assets	0.49	%(d)	0.01%

Ratio of net investment income to average net assets	0.69	%(d)	0.01%

Portfolio turnover(e)	99%		63%

* If certain expenses had not been assumed by the adviser, total returns would have been lower and the ratios would have been as follows:
Ratio of expenses to average net assets	0.50	%(d)	0.01%

Ratio of net investment income (loss) to average net assets	0.68	%(d)	0.01%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.01 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $43,392.
(e)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.

Notes to Financial Statements

December 31, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Capital Growth Fund, (the “Fund”) is a series portfolio of AIM Sector Funds (Invesco Sector Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Van Kampen Capital Growth Fund (the “Acquired Fund”). The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B, Class C and Class R shares received the corresponding class of shares of the Fund and holders of the Acquired Fund’s Class I shares received Class Y shares of the Fund. Information for the Acquired Fund’s Class I shares prior to the Reorganization is included with Class Y shares throughout this report. Institutional Class shares commenced operations on the Reorganization Date.
  The Fund’s investment objective is to seek capital growth.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

16        Invesco Van Kampen Capital Growth Fund

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees

17        Invesco Van Kampen Capital Growth Fund

and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $1 billion	0.50%

Next $1 billion	0.45%

Next $1 billion	0.40%

Over $3 billion	0.35%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 1.28%, 2.03%, 2.03%, 1.53%, 1.03% and 1.03%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total fund annual operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless

18        Invesco Van Kampen Capital Growth Fund

the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under the expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended December 31, 2010, the Adviser waived advisory fees of $112,215.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended December 31, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian and fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended December 31, 2010, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (IDI). The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, and a service plan (collectively, the “Plans”) for Class A shares, Class B shares, Class C shares and Class R shares to compensate IDI for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Fund will incur annual fees of up to 0.25% of Class A average daily net assets and up to 1.00% each of Class B and Class C average daily net assets and up to 0.50% of Class R average daily net assets.
  With respect to Class B and Class C shares, the Fund is authorized to reimburse in future years any distribution related expenses that exceed the maximum annual reimbursement rate for such class, so long as such reimbursement does not cause the Fund to exceed the Class B and Class C maximum annual reimbursement rate, respectively. With respect to Class A shares, distribution related expenses that exceed the maximum annual reimbursement rate for such class are not carried forward to future years and the Fund will not reimburse IDI for any such expenses.
  For the six months ended December 31, 2010, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended December 31, 2010, IDI advised the Fund that IDI retained $87,369 in front-end sales commissions from the sale of Class A shares and $1,603, $191,249 and $4,101 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of December 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six month ended December 31, 2010, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$3,860,525,065	$—	$—	$3,860,525,065

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or

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portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended December 31, 2010, the Fund engaged in securities purchases of $21,425,871 and securities sales of $12,444,319 which resulted in net realized gains (losses) of $328,341.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of (1) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (2) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended December 31, 2010, the Fund received credits from these arrangements, which resulted in the reduction of the Fund’s total expenses of $7,724.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended December 31, 2010, the Fund paid legal fees of $3,022 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of June 30, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

June 30, 2011	$2,783,784,619

June 30, 2017	216,002,992

Total capital loss carryforward	$2,999,787,611

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended December 31, 2010 was $3,455,426,032 and $3,670,235, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$729,724,683

Aggregate unrealized (depreciation) of investment securities	(23,850,023)

Net unrealized appreciation of investment securities	$705,874,660

Cost of investments for tax purposes is $3,154,650,405.

20        Invesco Van Kampen Capital Growth Fund

NOTE 10—Share Information

	For the				For the
	six months ended				year ended
	December 31, 2010(a)				June 30, 2010
	Shares		Value		Shares	Value

Sales:
Class A	8,074,396	(b)	$97,890,975	(b)	23,093,495	$249,587,584

Class B	791,709		8,856,430		2,775,030	28,039,180

Class C	564,809		6,319,344		1,087,248	10,801,481

Class R	93,634		1,187,110		72,375	780,389

Class Y	2,396,812		30,169,653		7,825,815	84,112,718

Institutional Class	24,308		282,035		4,708,697	51,042,679

Total sales	11,945,668		$144,705,547		39,562,660	$424,364,031

Repurchases:
Class A	(21,363,284)		$(257,739,903)		(43,080,611)	$(466,889,867)

Class B	(5,028,825	)(b)	(57,556,438	)(b)	(14,847,014)	(151,736,299)

Class C	(1,144,273)		(12,792,938)		(2,673,248)	(27,032,884)

Class R	(38,596)		(482,333)		(50,981)	(546,184)

Class Y	(6,076,776)		(70,502,436)		(11,884,633)	(128,051,318)

Institutional Class	(2,131,929)		(25,377,417)		-0-	-0-

Total repurchases	(35,783,683)		$(424,451,465)		(72,536,487)	$(774,256,552)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, 1% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco.
(b)	Includes automatic conversion of 2,941,399 Class B shares into 2,771,968 Class A shares at a value of $33,793,857.

NOTE 11—Significant Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Van Kampen American Franchise Fund (the “Acquiring Fund”) in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or around April 2011.

21        Invesco Van Kampen Capital Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2010 through December 31, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(07/01/10)	(12/31/10)[1]	Period[2]	(12/31/10)	Period[2]	Ratio
A	$1,000.00	$1,257.20	$5.69	$1,020.16	$5.09	1.00%

B	1,000.00	1,257.20	6.14	1,019.76	5.50	1.08

C	1,000.00	1,252.70	9.94	1,016.38	8.89	1.75

R	1,000.00	1,256.60	7.11	1,018.90	6.36	1.25

Y	1,000.00	1,260.40	4.27	1,021.42	3.82	0.75

Institutional	1,000.00	1,261.10	2.79	1,022.74	2.50	0.49

[1]	The actual ending account value is based on the actual total return of the Fund for the period July 1, 2010 through December 31, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/365 to reflect the most recent fiscal half year.

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Invesco mailing information
Send general correspondence to Invesco, P.O. Box 4739, Houston, TX 77210-4739.
Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.
Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.
Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-03826 and 002-85905.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website, sec.gov. Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-CGR-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer (“PEO”) and principal financial officer (“PFO”). The Code was amended in June, 2010, to (i) add an individual to Exhibit A and (ii) update the names of certain legal entities. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
     Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
     Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
     Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
     Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
     Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
     Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
     Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
     None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of December 14, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 14, 2010, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Sector Funds (Invesco Sector Funds)
By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: March 11, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: March 11, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: March 11, 2011

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.